Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventory [Line Items]
Inventory write-down	¥ 50,714	$ 7,958	¥ 44,916	¥ 526,473
Reclassification of inventory to operating lease assets at the beginning of lease period	15,169		135,276	99,523
Reclassification of operating lease assets to inventory at the end of lease period	12,051		115,887	79,065
Depreciation expense of operating lease assets	3,118	$ 489	19,389	20,458
Cost of Revenues
Inventory [Line Items]
Depreciation expense of operating lease assets	¥ 3,118		¥ 19,389	¥ 20,458